Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 29, 2013
Share-based Compensation Information
Shares available for future grant	20.3
Minimum
Share-based Compensation Information
Stock Unit Awards, incent performance and retention period	1 year
Maximum
Share-based Compensation Information
Stock Unit Awards, incent performance and retention period	3 years
Stock Option
Share-based Compensation Information
Terms of exercised options, maximum, in years	10 years
Proceeds from stock options exercised	$ 47
Unrecognized compensation expense related to stock option plans	10.1
Weighted average recognition period	0 years 10 months 24 days
Restricted Stock Units
Share-based Compensation Information
Unrecognized compensation expense related to stock option plans	$ 12.0
Weighted average recognition period	1 year 9 months 18 days